MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2022 and 2023:

	December 31, 2022
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$414,278	$(12,223)	$111	$402,166
Government debentures	128,686	(2,006)	3	126,683

Total	$542,964	$(14,229)	$114	$528,849

	December 31, 2023
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$324,485	$(4,998)	$357	$319,844
Government debentures	288,214	(828)	334	287,720

Total	$612,699	$(5,826)	$691	$607,564

The following table summarizes the continuous unrealized loss position and fair value of available-for-sale marketable securities as of December 31, 2022 and 2023, by duration of continuous unrealized loss:

	December 31,
	2022		2023
	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value

Continuous unrealized loss position for less than 12 months	$(5,779)	$257,850	$(590)	$186,910
Continuous unrealized loss position for more than 12 months	(8,450)	218,082	(5,236)	190,560

	$(14,229)	$475,932	$(5,826)	$377,470

During 2022 and 2023, the Company recorded in financial income (expense), net, gross realized gains of $10 and $23, respectively.

During 2022 and 2023, the Company recorded in financial income (expense), net, gross realized losses of $(187) and $(3), respectively.

The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2022 and 2023, by contractual years-to maturity:

	December 31,
	2022		2023
	Amortized cost	Fair value	Amortized cost	Fair value

Due within one year	$304,597	$301,101	$285,012	$283,016
Due between one and four years	238,367	227,748	327,687	324,548

	$542,964	$528,849	$612,699	$607,564